RIDGEWORTH FUNDS

Supplement dated June 30, 2017 to the

Summary Prospectuses and Prospectuses dated August 1, 2016 or March 31, 2017 and the Statement of Additional Information

dated March 31, 2017, as each may be supplemented or revised

RidgeWorth Ceredex Large Cap Value Equity Fund	RidgeWorth Seix Ultra-Short Bond Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	RidgeWorth Seix Floating Rate High Income Fund
RidgeWorth Ceredex Small Cap Value Equity Fund	RidgeWorth Seix High Income Fund
RidgeWorth Silvant Large Cap Growth Stock Fund	RidgeWorth Seix High Yield Fund
RidgeWorth Silvant Small Cap Growth Stock Fund	RidgeWorth Seix Georgia Tax-Exempt Bond Fund
RidgeWorth Innovative Growth Stock Fund	RidgeWorth Seix High Grade Municipal Bond Fund
RidgeWorth International Equity Fund	RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix Core Bond Fund	RidgeWorth Seix North Carolina Tax-Exempt Bond Fund
RidgeWorth Seix Corporate Bond Fund	RidgeWorth Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Total Return Bond Fund	RidgeWorth Seix Virginia Intermediate Municipal Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	RidgeWorth Conservative Allocation Strategy
RidgeWorth Seix Limited Duration Fund	RidgeWorth Growth Allocation Strategy
RidgeWorth Seix Short-Term Bond Fund	RidgeWorth Moderate Allocation Strategy
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund

(collectively, the “Funds”)

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectuses, Prospectuses, and Statement of Additional Information.

The previously announced reorganizations of the Funds, each a series of RidgeWorth Funds, into newly created series of Virtus Asset Trust, have been approved by shareholders of the respective Fund at meetings held on May 9, 2017, May 30, 2017, June 20, 2017, June 23, 2017 and June 30, 2017.

On or about July 14, 2017, the Funds will reorganize into the following series of Virtus Asset Trust:

RidgeWorth Funds	Virtus Asset Trust
RidgeWorth Ceredex Large Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund
RidgeWorth Ceredex Small Cap Value Equity Fund	Virtus Ceredex Small-Cap Value Equity Fund
RidgeWorth Silvant Large Cap Growth Stock Fund	Virtus Silvant Large-Cap Growth Stock Fund
RidgeWorth Silvant Small Cap Growth Stock Fund	Virtus Silvant Small-Cap Growth Stock Fund
RidgeWorth Innovative Growth Stock Fund	Virtus Zevenbergen Innovative Growth Stock Fund
RidgeWorth International Equity Fund	Virtus WCM International Equity Fund
RidgeWorth Seix Core Bond Fund	Virtus Seix Core Bond Fund
RidgeWorth Seix Corporate Bond Fund	Virtus Seix Corporate Bond Fund
RidgeWorth Seix Total Return Bond Fund	Virtus Seix Total Return Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	Virtus Seix U.S. Mortgage Fund
RidgeWorth Seix Limited Duration Fund	Virtus Seix Limited Duration Fund
RidgeWorth Seix Short-Term Bond Fund	Virtus Seix Short-Term Bond Fund
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Seix Ultra-Short Bond Fund	Virtus Seix Ultra-Short Bond Fund
RidgeWorth Seix Floating Rate High Income Fund	Virtus Seix Floating Rate High Income Fund
RidgeWorth Seix High Income Fund	Virtus Seix High Income Fund
RidgeWorth Seix High Yield Fund	Virtus Seix High Yield Fund

RidgeWorth Funds	Virtus Asset Trust
RidgeWorth Seix Georgia Tax-Exempt Bond Fund	Virtus Seix Georgia Tax-Exempt Bond Fund
RidgeWorth Seix High Grade Municipal Bond Fund	Virtus Seix High Grade Municipal Bond Fund
RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund	Virtus Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix North Carolina Tax-Exempt Bond Fund	Virtus Seix North Carolina Tax-Exempt Bond Fund
RidgeWorth Seix Short-Term Municipal Bond Fund	Virtus Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Virginia Intermediate Municipal Bond Fund	Virtus Seix Virginia Intermediate Municipal Bond Fund
RidgeWorth Conservative Allocation Strategy	Virtus Conservative Allocation Strategy Fund
RidgeWorth Growth Allocation Strategy	Virtus Growth Allocation Strategy Fund
RidgeWorth Moderate Allocation Strategy	Virtus Growth Allocation Strategy Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP – 184